Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
MainStay VP Janus Balanced Portfolio (Prospectus Summary) | MainStay VP Janus Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Janus Balanced Portfolio (the “Portfolio”)
Supplement	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Janus Balanced Portfolio (the “Portfolio”)

Supplement dated June 2, 2017 (“Supplement”) to the

Summary Prospectus, Prospectus and Statement of Additional Information

dated May 1, 2017, as supplemented

Effective on or about June 5, 2017, the name of the Portfolio will change from MainStay VP Janus Balanced Portfolio to:

MainStay VP Janus Henderson Balanced Portfolio

Supplement Closing	ck0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.